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 As Filed with the Securities and Exchange Commission on November 27, 2000
                                        Registration Nos. 333-28755; 811-5626
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.___                                 [ ]
     Post-Effective Amendment No. 12                                [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 107                                              [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

         1475 Dunwoody Drive, West Chester, PA                19380
         (Address of Depositor' Principal Executive Offices) (Zip Code) 610-425-3400
         (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

Linda E. Senker, Esq.                       COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380                     1275 Pennsylvania Avenue, N.W.
(610) 425-3516                              Washington, D.C. 20004-2404
(NAME AND ADDRESS OF AGENT FOR SERVICE
  OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on December 26, 2000 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [X] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

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                           PART A

                      EXPLANATORY NOTE

This registration statement is filed solely to delay, to December 26, 2000, the effectiveness of post-effective amendment No. 11 to registration statement (File No. 333-28755) filed on September 28, 2000. The prospectus, statement of additional information and part C contained in that registration statement are incorporated herein by reference.


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                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester, and Commonwealth of Pennsylvania, on the 27th day of November, 2000.


                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 27, 2000.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


                              Senior Vice President,
--------------------           and Chief Financial Officer
E. Robert Koster*


                DIRECTORS OF DEPOSITOR


----------------------
Myles R. Tashman*



----------------------
Michael W. Cunningham*



----------------------
Mark A. Tullis*



----------------------
Phillip R. Lowery*


       By: /s/ Linda E. Senker,   Attorney-in-Fact
           -----------------------
           Linda E. Senker
_______________________
*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

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